Cover Page	Sep. 17, 2025
Cover [Abstract]
Amendment Flag	false
Document Type	8-K
Entity Central Index Key	0001474464
Document Period End Date	Sep. 17, 2025
Entity Registrant Name	NEW YORK REIT LIQUIDATING LLC
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-36416
Entity Tax Identification Number	83-2426528
Entity Address, Address Line One	2 Liberty Square
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	617
Local Phone Number	570-4750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false